Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2065 Portfolio	Sep. 22, 2023
VIP Freedom 2065 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Since Inception	6.97%	[1]
VIP Freedom 2065 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.32%)
Since Inception	6.86%	[2]
VIP Freedom 2065 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.44%)
Since Inception	6.69%	[3]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.78%
IXWG3
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	5.66%

[1]	AFrom April 11, 2019.
[2]	BFrom April 11, 2019.
[3]	CFrom April 11, 2019.